UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     May 8, 2003

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    89
Form 13F Information Table Value Total (Thousands):   $114,888
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     1666   247915 SH       SOLE                   247915
ADC Telecom                    COM              000886101      165    80108 SH       SOLE                                      80108
Active Power, Inc.             COM              00504W100       15    13251 SH       SOLE                                      13251
Advanced Fibre Communication,  COM              00754A105     3301   218000 SH       SOLE                   202000             16000
Agere Systems, Inc. - Class B  COM              00845V209       63    42117 SH       SOLE                                      42117
Agile Software Corporation     COM              00846X105     1394   217170 SH       SOLE                   199770             17400
Airspan Networks, Inc.         COM              00950H102       72    84421 SH       SOLE                    84421
Amazon.com, Inc.               COM              023135106      436    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103      342    25730 SH       SOLE                    17179              8551
Amerigroup Corporation         COM              03073T102     3274   111900 SH       SOLE                   108800              3100
Applied Micro Circuits Corpora COM              03822W109       58    17641 SH       SOLE                                      17641
Aradigm Corporation            COM              038505103       94    75058 SH       SOLE                    30592             44466
Ariba, Inc.                    COM              04033V104      135    48000 SH       SOLE                                      48000
Atmel Corp.                    COM              049513104       45    28000 SH       SOLE                                      28000
Avanex Corporation             COM              05348W109      122   156407 SH       SOLE                   141177             15233
Boston Life Sciences           COM              100843408       84    83840 SH       SOLE                                      83840
Broadcom Corporation Class A   COM              111320107      477    38572 SH       SOLE                    36612              5960
CNET Networks, Inc.            COM              12613R104      564   224698 SH       SOLE                   196971             27727
Calypte Biomedical Corporation COM              131722100        1    21473 SH       SOLE                                      21473
Check Point Software System, I COM              M22465104      904    62500 SH       SOLE                    62500
Ciena Corporation              COM              171779101     1249   285894 SH       SOLE                   144335            141559
Cisco Systems                  COM              17275R102      435    33532 SH       SOLE                    18436             15096
Connetics Corporation          COM              208192104     2453   146446 SH       SOLE                   128046             18400
Corvis Corporation             COM              221009103      187   288012 SH       SOLE                   180923            107089
Crown Castle International Cor COM              228227104      715   130000 SH       SOLE                                     130000
DeCODE genetics, Inc.          COM              243586104      157    84790 SH       SOLE                    74815              9975
Deutsche Telekom AG - ADR      COM              251566105      275    25000 SH       SOLE                    25000
Documentum, Inc.               COM              256159104     1195    91108 SH       SOLE                    76618             14490
DoubleClick, Inc.              COM              258609304      881   113400 SH       SOLE                    89100             24300
Du Pont                        COM              263534109      329     8463 SH       SOLE                                       8463
Durect Corporation             COM              266605104     1472  1051100 SH       SOLE                  1051100
E.Piphany, Inc.                COM              26881V100      882   221559 SH       SOLE                   173417             48142
EBay, Inc.                     COM              278642103    34290   401943 SH       SOLE                   387763             14180
EntreMed, Inc.                 COM              29382F103      121   120000 SH       SOLE                                     120000
Extreme Networks, Inc.         COM              30226D106       80    18374 SH       SOLE                    18374
Fisher Scientific Int'l, Inc.  COM              338032204     6607   236302 SH       SOLE                   189207             47095
Flextronics International, Ltd COM              Y2573F102      635    72803 SH       SOLE                    72803
Foundry Networks, Inc.         COM              35063R100      229    28429 SH       SOLE                                      28429
HewlettPackard                 COM              428236103      201    12929 SH       SOLE                                      12929
I2 Technologies                COM              465754109      154   195324 SH       SOLE                   179110             16214
Inspire Pharmaceuticals, Inc.  COM              457733103     7080   451834 SH       SOLE                   291432            160402
Integrated Circuit Systems     COM              45811K208     1540    70950 SH       SOLE                    70950
Intermune, Inc.                COM              45884X103     1173    54900 SH       SOLE                    41600             13300
Internet Security Systems, Inc COM              46060X107      907    91282 SH       SOLE                    70500             20782
Interwoven                     COM              46114T102      671   368529 SH       SOLE                   328353             40176
Intuit, Inc.                   COM              461202103     3391    91151 SH       SOLE                    69951             21200
JetBlue Airways Corporation    COM              477143101     2051    74000 SH       SOLE                    74000
Journal Register Company       COM              481138105      305    19975 SH       SOLE                    19975
Juniper Networks, Inc.         COM              48203R104      237    29000 SH       SOLE                    22000              7000
Keryx Biopharmaceuticals, Inc. COM              492515101      423   302077 SH       SOLE                                     302077
Linear Technology Corp.        COM              535678106     2299    74460 SH       SOLE                    68460              6000
Lucent Technologies, Inc.      COM              549463107      452   307803 SH       SOLE                   176339            131464
Magnum Hunter Resources, Inc.  COM              55972F203      150    27000 SH       SOLE                                      27000
Medtronic, Inc.                COM              585055106     2016    44663 SH       SOLE                    13958             30705
Microchip Technology, Inc.     COM              595017104     2413   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      460    19000 SH       SOLE                                      19000
Millennium Pharmaceuticals, In COM              599902103      791   100592 SH       SOLE                    86500             14092
Netflix, Inc.                  COM              64110L106      548    26942 SH       SOLE                    19529              7413
New Focus, Inc.                COM              644383101      179    57407 SH       SOLE                    37607             19800
Nextel Communications, Inc.    COM              65332V103     1339   100000 SH       SOLE                   100000
Nortel Networks Corporation    COM              656568102      372   178820 SH       SOLE                   163335             15485
Nuance Communications          COM              669967101      165    75587 SH       SOLE                    58303             17284
Odyssey Healthcare, Inc.       COM              67611V101     1181    49682 SH       SOLE                    49682
PDF Solutions, Inc.            COM              693282105      804   126628 SH       SOLE                   126628
PMC/Sierra Semiconductor Corp. COM              69344F106      376    63182 SH       SOLE                    60711              2471
Parametric Technology Corp.    COM              699173100       97    44747 SH       SOLE                     1048             43699
Phoenix Technologies           COM              719153108      297    70000 SH       SOLE                    62000              8000
Positron Corp.                 COM              737397125        4   489642 SH       SOLE                                     489642
Protein Design Labs            COM              74369L103      297    40000 SH       SOLE                    40000
RF Micro Devices, Inc.         COM              749941100      354    58899 SH       SOLE                    58899
RSA Security, Inc.             COM              749719100     3041   428345 SH       SOLE                   398920             29425
Shire Pharmaceuticals Group PL COM              0799803        791   130001 SH       SOLE                   130001
Silicon Laboratories, Inc.     COM              826919102     1281    49000 SH       SOLE                    40500              8500
Skyepharma Plc. (ADR shares)   COM              830808101      812   106928 SH       SOLE                                     106928
SuperGen, Inc.                 COM              868059106      139    50000 SH       SOLE                                      21210
TheraSense, Inc.               COM              883381105      124    18512 SH       SOLE                    12824              5688
TranSwitch Corp.               COM              894065101       11    22500 SH       SOLE                                      22500
TransMontaigne                 COM              893934109      421   100000 SH       SOLE                   100000
TriZetto Group, Inc.           COM              896882107      330    80000 SH       SOLE                    80000
Universal Compression Holdings COM              913431102      662    37959 SH       SOLE                                      37959
VeriSign, Inc.                 COM              92343E102     2327   266300 SH       SOLE                   241450             24850
Verisity Ltd                   COM              M97385112      613    66328 SH       SOLE                    60628              5700
Veritas Software Corp.         COM              923436109     1284    73000 SH       SOLE                    65000              8000
Vertex Pharmaceuticals, Inc.   COM              92532F100      416    37300 SH       SOLE                    33500              3800
Vignette Corporation           COM              926734104      609   400777 SH       SOLE                   350777             50000
WebMD Corporation              COM              94769M105     1493   165543 SH       SOLE                   116046             49497
Witness Systems                COM              977424100       73    22728 SH       SOLE                    11364             11364
YaHoo!, Inc.                   COM              984332106     2313    96304 SH       SOLE                    92329              3975
Deltex Medical Group Plc       COM              3103865         20   165000 SH       SOLE                   165000